Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	CALDWELL & ORKIN FUNDS INC
Entity Central Index Key	0000864230
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000031655
Shareholder Report [Line Items]
Fund Name	Gator Capital Long/Short Fund
Trading Symbol	COAGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 467-7903
Additional Information Website	https://funddocs.filepoint.com/gator/
Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,872,799
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 435,520
InvestmentCompanyPortfolioTurnover	42.00%